Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table disaggregates our revenue by major geographical region for the years ended December 31, 2021, 2020 and 2019:

	2021			2020			2019
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$853	$208	$1,061	$728	$182	$910	$786	$182	$968
North America	317	234	551	282	228	510	320	226	546
Asia	334	89	423	287	81	368	343	87	430
Other	161	16	177	134	16	150	165	21	186
Total Revenues	$1,665	$547	$2,212	$1,431	$507	$1,938	$1,614	$516	$2,130

The following table disaggregates our revenue by major product line for the years ended December 31, 2021, 2020 and 2019:

	2021			2020			2019
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$1,665	$—	$1,665	$1,431	$—	$1,431	$1,614	$—	$1,614
Color Pigments	—	289	289	—	248	248	—	258	258
Functional Additives	—	132	132	—	111	111	—	118	118
Timber Treatment	—	117	117	—	127	127	—	118	118
Water Treatment[1]	—	9	9	—	21	21	—	22	22
Total Revenues	$1,665	$547	$2,212	$1,431	$507	$1,938	$1,614	$516	$2,130